Annual Fund Operating Expenses	Jan. 31, 2025
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.38%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.33%	[1]
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.43%	[1]
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.53%	[1]
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.63%	[1]
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.78%	[1]
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.83%	[1]
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.03%	[1]
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[2],[3]
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.43%	[1]
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.64%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.74%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.84%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.94%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.09%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.14%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.34%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.74%
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.14%
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.24%
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.39%
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.49%
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.64%
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.74%
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.89%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.76%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.86%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.96%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.06%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.21%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.26%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.46%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.86%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.65%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.75%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.85%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.95%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.10%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.15%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.35%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.75%
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.86%	[4]
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.96%	[4]
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.06%	[4]
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.16%	[4]
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.31%	[4]
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.56%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.36%	[4]
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.56%	[4]
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.96%	[4]
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.66%	[5]
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.76%	[5]
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.86%	[5]
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.96%	[5]
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.11%	[5]
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.16%	[5]
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.36%	[5]
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.76%	[5]
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.85%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.95%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.05%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.15%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.30%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.35%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.55%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.95%
MassMutual Overseas Fund | MassMutual Overseas Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Overseas Fund | MassMutual Overseas Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.79%	[6]
MassMutual Overseas Fund | MassMutual Overseas Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.89%	[6]
MassMutual Overseas Fund | MassMutual Overseas Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.99%	[6]
MassMutual Overseas Fund | MassMutual Overseas Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.09%	[6]
MassMutual Overseas Fund | MassMutual Overseas Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.24%	[6]
MassMutual Overseas Fund | MassMutual Overseas Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.29%	[6]
MassMutual Overseas Fund | MassMutual Overseas Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.49%	[6]
MassMutual Overseas Fund | MassMutual Overseas Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.89%	[6]
MassMutual Select T. Rowe Price International Equity Fund | MassMutual Select T. Rowe Price International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price International Equity Fund | MassMutual Select T. Rowe Price International Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.00%	[7]
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	0.57%	[8]
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	0.67%	[8]
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	0.77%	[8]
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	0.87%	[8]
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	1.02%	[8]
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	1.07%	[8]
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	1.27%	[8]
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	0.67%	[8]
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	0.59%	[9]
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	0.69%	[9]
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	0.79%	[9]
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	0.89%	[9]
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	1.04%	[9]
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	1.09%	[9]
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	1.29%	[9]
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.45%
Expenses (as a percentage of Assets)	0.69%	[9]
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.63%	[10]
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.73%	[10]
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.83%	[10]
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.93%	[10]
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	1.08%	[10]
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	1.13%	[10]
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	1.33%	[10]
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.73%	[10]
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.70%	[11]
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.80%	[11]
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.90%	[11]
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	1.00%	[11]
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	1.15%	[11]
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	1.20%	[11]
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	1.40%	[11]
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	0.80%	[11]
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	0.51%	[12]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.34%	[13]
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	0.66%	[12]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.49%	[13]
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	0.91%	[12]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.74%	[13]
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	1.16%	[12]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.99%	[13]
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[14]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	0.53%	[15]
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.34%	[16]
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[14]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	0.68%	[15]
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.49%	[16]
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[14]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	0.93%	[15]
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.74%	[16]
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[14]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	1.18%	[15]
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.99%	[16]
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[17]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.52%	[18]
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.34%	[13]
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[17]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.67%	[18]
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.49%	[13]
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[17]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.92%	[18]
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.74%	[13]
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[17]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	1.17%	[18]
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.99%	[13]
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[19]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.52%	[20]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.35%	[21]
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[19]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.67%	[20]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.50%	[21]
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[19]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.92%	[20]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.75%	[21]
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[19]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	1.17%	[20]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	1.00%	[21]
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[22]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.55%	[23]
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.37%	[24]
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[22]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.70%	[23]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.53%	[24]
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[22]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.95%	[23]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.78%	[24]
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[22]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	1.20%	[23]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	1.03%	[24]
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%	[25]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	0.57%	[26]
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.38%	[27]
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%	[25]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	0.72%	[26]
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.54%	[27]
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%	[25]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	0.97%	[26]
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.79%	[27]
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%	[25]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.22%	[26]
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	1.04%	[27]
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[28]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.58%	[29]
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.40%	[30]
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[28]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.73%	[29]
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.57%	[30]
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[28]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.98%	[29]
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.82%	[30]
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[28]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	1.23%	[29]
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	1.07%	[30]
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[31]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.58%	[32]
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.42%	[33]
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[31]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.73%	[32]
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.59%	[33]
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[31]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.98%	[32]
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.84%	[33]
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[31]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.23%	[32]
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	1.09%	[33]
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%	[34]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.60%	[35]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.43%	[36]
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[34]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.75%	[35]
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.60%	[36]
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[34]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.00%	[35]
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.85%	[36]
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[34]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.25%	[35]
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.10%	[36]
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[37]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.61%	[38]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.44%	[39]
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[37]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.76%	[38]
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.62%	[39]
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[37]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.01%	[38]
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.87%	[39]
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[37]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.26%	[38]
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	1.12%	[39]
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[40]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.62%	[41]
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.45%	[42]
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[40]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.77%	[41]
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.63%	[42]
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[40]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.02%	[41]
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.88%	[42]
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[40]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.27%	[41]
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	1.13%	[42]
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[43]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.62%	[44]
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.46%	[45]
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[43]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.77%	[44]
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.64%	[45]
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[43]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.02%	[44]
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.89%	[45]
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[43]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.27%	[44]
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.14%	[45]
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[46]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.62%	[47]
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.46%	[45]
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[46]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.77%	[47]
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.64%	[45]
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[46]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.02%	[47]
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.89%	[45]
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[46]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.27%	[47]
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.14%	[45]
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[48]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.62%	[49]
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.46%	[45]
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund | Class M5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[48]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.77%	[49]
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.64%	[45]
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund | Class M4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[48]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.02%	[49]
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.89%	[45]
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund | Class M3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[48]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.27%	[49]
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.14%	[45]
MassMutual Select T. Rowe Price Bond Asset Fund | MassMutual Select T. Rowe Price Bond Asset Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Bond Asset Fund | MassMutual Select T. Rowe Price Bond Asset Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.00%	[50]
MassMutual Select T. Rowe Price Large Cap Blend Fund | MassMutual Select T. Rowe Price Large Cap Blend Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Large Cap Blend Fund | MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.03%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.00%	[51]
MassMutual Select T. Rowe Price Real Assets Fund | MassMutual Select T. Rowe Price Real Assets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Real Assets Fund | MassMutual Select T. Rowe Price Real Assets Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.09%	[52]
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.00%	[53]
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.06%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.00%	[54]

[1]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[2]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
[3]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[4]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.86%, 0.96%, 1.06%, 1.16%, 1.31%, 1.36%, 1.56%, and 0.96% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[5]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[6]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.79%, 0.89%, 0.99%, 1.09%, 1.24%, 1.29%, 1.49%, and 0.89% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[7]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[8]
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[9]
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[10]
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[11]
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[12]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[13]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.49%, 0.74%, and 0.99% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[14]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[15]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[16]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loanexpense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.49%, 0.74%, and 0.99% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[17]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[18]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[19]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[20]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[21]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.35%, 0.50%, 0.75%, and 1.00% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[22]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[23]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[24]	he expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.37%, 0.53%, 0.78%, and 1.03% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[25]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[26]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[27]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.38%, 0.54%, 0.79%, and 1.04% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[28]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[29]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[30]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40%, 0.57%, 0.82%, and 1.07% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[31]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[32]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[33]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.59%, 0.84%, and 1.09% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[34]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[35]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[36]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.43%, 0.60%, 0.85%, and 1.10% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[37]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[38]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[39]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.44%, 0.62%, 0.87%, and 1.12% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[40]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[41]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[42]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.45%, 0.63%, 0.88%, and 1.13% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[43]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[44]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[45]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.64%, 0.89%, and 1.14% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[46]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[47]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[48]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[49]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[50]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[51]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[52]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[53]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[54]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.